INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loss carryforwards	$ 13,483,000	$ 13,491,000
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	35.00%	35.00%
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 12,472,000
Operating Loss Carryforwards	$ 12,500,000